Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues		$ 24,518	$ 41,477	$ 39,759
Pre-IPO advisory services		809	0	0
Cost of revenues		(15,381)	(15,803)	(15,439)
Gross profit		9,137	25,674	24,320
Operating expenses:
Selling and marketing		(10,629)	(12,529)	(3,124)
General and administrative		(12,914)	(17,696)	(8,937)
Goodwill impairment		(3,663)	0	0
Total operating expenses		(27,206)	(30,225)	(12,061)
(Loss) Income from operations		(18,069)	(4,551)	12,259
Other (expenses) income:
Other income (expense), net		1	216	(709)
Interest income		146	163	38
Loss on disposal of subsidiary		(3,865)	0	0
(Loss) Income before income taxes		(21,787)	(4,172)	11,588
Income tax expense		0	(1,948)	(3,250)
Net (loss) income		(21,787)	(6,120)	8,338
Less: Net loss attributable to non-controlling interests		(175)	(19)	0
Net (loss) income attributable to Lichen International Ltd		(21,962)	(6,139)	8,338
Other comprehensive income (loss ):
Foreign currency translation adjustments		1,307	(564)	(1,433)
Comprehensive (loss) income		(20,480)	(6,684)	6,905
Less: comprehensive income (loss) attributable to non-controlling interests:		0	0	0
Comprehensive loss (income) attributable to the Company		$ (20,480)	$ (6,684)	$ 6,905
Weighted average number of ordinary shares outstanding – diluted (in Shares)	[1]	5,302,485	175,897	130,363
Weighted average number of ordinary shares outstanding – basic (in Shares)	[1]	5,302,485	175,897	130,363
(Loss) Earnings per ordinary share – diluted (in Dollars per share)	[1]	$ (4.11)	$ (34.79)	$ 63.96
(Loss) Earnings per ordinary share – basic (in Dollars per share)	[1]	$ (4.11)	$ (34.79)	$ 63.96
Financial and taxation solution services
Revenues
Total revenues		$ 19,961	$ 34,293	$ 31,772
Education support services
Revenues
Total revenues		812	2,897	3,730
Software and maintenance services
Revenues
Total revenues		$ 2,936	$ 4,287	$ 4,257

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.